John H. Lively

The Law Offices of John H. Lively & Associates, Inc .

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Phone: 913.660.0778    Fax: 913.660.9157

john.lively@1940actlawgroup.com

April 4, 2018

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D.C. 2054

RE: The Registration Statement filed on Form N-14 of Valued Advisers Trust (the “Trust”)(File No. 333-223229)

Ladies and Gentlemen:

Enclosed herewith for filing is Post-Effective Amendment No. 1 to the Form N-14 Registration Statement (combined proxy statement/prospectus) relating to the proposed reorganization of the SMI 50/40/10 Fund, a series of the Trust with and into the SMI Conservative Allocation Fund, also a series of the Trust. This amendment is being filed for the purpose of addressing SEC staff comments received on the Trust’s Form N-14 filed on February 27, 2018. A separate correspondence filing was made on April 2, 2018 in order to specifically respond to SEC comments received.    The closing of the reorganization is expected to be on or about April 27, 2018.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.